Commitments and Contingencies - Additional Information (Detail) $ in Thousands, ¥ in Millions	Sep. 30, 2020 USD ($)	Sep. 30, 2019 CNY (¥)	Sep. 30, 2019 USD ($)	Jun. 27, 2019 CNY (¥)	Jun. 26, 2019 CNY (¥)	Jun. 26, 2019 USD ($)	Jun. 25, 2019 CNY (¥)	Jun. 25, 2019 USD ($)	May 17, 2019 USD ($)	Oct. 23, 2018 USD ($)	Jun. 22, 2018 USD ($)	Jan. 05, 2018 CNY (¥)	Jan. 05, 2018 USD ($)	Dec. 18, 2017 CNY (¥)	Dec. 18, 2017 USD ($)	Nov. 17, 2017 USD ($)	Jun. 22, 2015 CNY (¥)
Commitment And Contingencies [Line Items]
Term loan agreement value				¥ 115.2							$ 15,081						¥ 300.0
Term deposit used as collateral														¥ 134.7
Term Loan
Commitment And Contingencies [Line Items]
Term loan agreement value	$ 20,000			¥ 115.2					$ 30,300	$ 48,300						$ 40,000
Beijing Champion Distance Education Technology Co., Ltd. (''Champion Technology'')
Commitment And Contingencies [Line Items]
Term deposit used as collateral					¥ 11.6	$ 1,738	¥ 3.6	$ 526				¥ 101.8	$ 15,301		$ 20,246
Beijing Champion Distance Education Technology Co., Ltd. (''Champion Technology'') | Term Loan
Commitment And Contingencies [Line Items]
Term deposit used as collateral		¥ 143.0	$ 21,062